Black-Scholes option-pricing model (Details)	Dec. 31, 2013	Dec. 31, 2012	Jul. 14, 2011
Black-Scholes option-pricing model (Details)
Expected Volatility	316.00%	288.00%	270.00%
Risk-free Interest Rate	1.00%	1.00%	1.00%
Expected Dividend Yield	0.00%	0.00%	0.00%
Expected Life (in years)	0.53	1.53	3